Note 9 - Share Capital and Reserves - Continuity of Warrants (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 13, 2020 $ / shares
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 0.92	$ 1.91	$ 2.27
Exercised	(0.5)
Balance, outstanding and exercisable	10,341,350	11,407,199	8,132,262
Issued, outstanding and exercisable (in shares) | shares	8,609,658	500,000	4,912,450
Exercised, outstanding and exercisable (in shares) | shares	(20,000)
Expired, outstanding and exercisable (in shares) | shares	(5,121,350)	(1,565,849)	(1,637,513)
Balance, oustanding and exercisable	13,809,658	10,341,350	11,407,199
Balance, weighted average exercise price (in CAD per share)	$ 1.88	$ 1.91	$ 2.27
Issued, weighted average exercise price (in CAD per share)	$ 0.64	1.50	1.35
Exercised, weighted average exercise price	0.5
Expired, weighted average exercise price (in CAD per share)	$ 2.41	2	1.99
Balance, weighted average exercise price (in CAD per share)	$ 0.92	$ 1.88	$ 1.91
Granted, outstanding and exercisable (in shares) | shares	8,609,658	500,000	4,912,450
Granted, weighted average exercise price (in CAD per share)	$ 0.64	$ 1.50	$ 1.35
Warrants expiring June 1, 2020 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 2.45	$ 2.45	$ 2.45	$ 2.45
Balance	4,928,900	4,928,900	4,928,900
Issued
Exercised
Expired	(4,928,900)
Balance		4,928,900	4,928,900
Balance, weighted average exercise price (in CAD per share)	$ 2.45	$ 2.45
Exercised, weighted average exercise price
Balance, weighted average exercise price (in CAD per share)		$ 2.45	$ 2.45
Number of warrants
Warrants expiring June 1, 2019 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 2	$ 2	$ 2
Balance		295,734	295,734
Issued
Exercised
Expired		(295,734)
Balance			295,734
Balance, weighted average exercise price (in CAD per share)	$ 2	$ 2
Exercised, weighted average exercise price
Balance, weighted average exercise price (in CAD per share)		$ 2	$ 2
Number of warrants
Warrants expiring November 25, 2018, first set [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)		$ 2	$ 2
Balance			1,614,541
Issued
Exercised
Expired			(1,614,541)
Balance
Balance, weighted average exercise price (in CAD per share)		$ 2
Exercised, weighted average exercise price
Balance, weighted average exercise price (in CAD per share)			$ 2
Number of warrants
Warrants expiring June 7, 2020 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.35	$ 1.35	$ 1.35	1.35
Balance	192,450	192,450
Issued			192,450
Exercised
Expired	(192,450)
Balance		192,450	192,450
Balance, weighted average exercise price (in CAD per share)	$ 1.35	$ 1.35
Exercised, weighted average exercise price
Balance, weighted average exercise price (in CAD per share)		$ 1.35	$ 1.35
Number of warrants			192,450
Warrants expiring August 7, 2019, first set [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 2	$ 2	$ 2
Balance		1,259,704	1,259,704
Issued
Exercised
Expired		(1,259,704)
Balance			1,259,704
Balance, weighted average exercise price (in CAD per share)	$ 2	$ 2
Exercised, weighted average exercise price
Balance, weighted average exercise price (in CAD per share)		$ 2	$ 2
Number of warrants
Warrants expiring November 25, 2018, second set [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)		$ 1.44	$ 1.44
Balance			22,972
Issued
Exercised
Expired			(22,972)
Balance
Balance, weighted average exercise price (in CAD per share)		$ 1.44
Exercised, weighted average exercise price
Balance, weighted average exercise price (in CAD per share)			$ 1.44
Number of warrants
Warrants expiring June 7, 2022 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.35	$ 1.35	$ 1.35	1.35
Balance	4,720,000	4,720,000
Issued			4,720,000
Exercised
Expired
Balance	4,720,000	4,720,000	4,720,000
Balance, weighted average exercise price (in CAD per share)	$ 1.35	$ 1.35
Exercised, weighted average exercise price
Balance, weighted average exercise price (in CAD per share)		$ 1.35	$ 1.35
Number of warrants			4,720,000
Warrants expiring August 7, 2019, second set [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.35	$ 1.35	$ 1.35
Balance		10,411	10,411
Issued
Exercised
Expired		(10,411)
Balance			10,411
Balance, weighted average exercise price (in CAD per share)	$ 1.35	$ 1.35
Exercised, weighted average exercise price
Balance, weighted average exercise price (in CAD per share)		$ 1.35	$ 1.35
Number of warrants
Warrants expiring March 27, 2023 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)				0.50
Balance
Issued	5,509,658
Exercised	(20,000)
Expired
Balance	5,489,658
Exercised, weighted average exercise price	20,000
Number of warrants	5,509,658
Warrants expiring August 6, 2023 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)				0.90
Balance
Issued	3,100,000
Exercised
Expired
Balance	3,100,000
Exercised, weighted average exercise price
Number of warrants	3,100,000
Warrants expiring May 14, 2024 [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.50	$ 1.50		$ 1.50
Balance	500,000
Issued		500,000
Exercised
Expired
Balance	500,000	500,000
Balance, weighted average exercise price (in CAD per share)	$ 1.50
Exercised, weighted average exercise price
Balance, weighted average exercise price (in CAD per share)		$ 1.50
Number of warrants		500,000